Note 19 - Trade receivables, net - Summary of the Aging of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	$ 288,388	$ 261,113
Not guaranteed	1,667,244	2,268,822
Guaranteed and not guaranteed	$ 1,955,632	$ 2,529,935
Expected loss rate	0.03%	0.06%
Allowance for doubtful accounts	$ (525)	$ (1,636)
Nominative allowance for doubtful accounts	(47,600)	(47,410)
Net Value	1,907,507	2,480,889
Current trade receivables, not due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	254,777	236,714
Not guaranteed	1,305,338	1,613,626
Guaranteed and not guaranteed	$ 1,560,115	$ 1,850,340
Expected loss rate	0.01%	0.02%
Allowance for doubtful accounts	$ (147)	$ (312)
Nominative allowance for doubtful accounts
Net Value	1,559,968	1,850,028
Current trade receivables, past due, less than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	33,341	23,991
Not guaranteed	298,988	590,236
Guaranteed and not guaranteed	$ 332,329	$ 614,227
Expected loss rate	0.09%	0.18%
Allowance for doubtful accounts	$ (323)	$ (1,249)
Nominative allowance for doubtful accounts	(303)	(748)
Net Value	331,703	612,230
Current trade receivables, past due, greater than 180 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Guaranteed	270	408
Not guaranteed	62,918	64,960
Guaranteed and not guaranteed	$ 63,188	$ 65,368
Expected loss rate	0.33%	0.46%
Allowance for doubtful accounts	$ (55)	$ (75)
Nominative allowance for doubtful accounts	(47,297)	(46,662)
Net Value	$ 15,836	$ 18,631